Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term debt	$ 74.7	$ 72.3	$ 150.0	$ 140.0
Commercial paper, credit facility draws and related fees	4.2	27.5	8.9	57.2
Accretion of fair value adjustments	(1.5)	(1.1)	(3.0)	(2.4)
AFUDC capitalized on regulated property	(1.4)	(1.1)	(3.5)	(3.1)
Other	(8.2)	(4.4)	(13.2)	(8.9)
Interest expense	$ 67.8	$ 93.2	$ 139.2	$ 182.8